Note 16. Subsequent Event	12 Months Ended
Dec. 31, 2017
Notes
Note 16. Subsequent Event

Note 16. Subsequent Events

In March of 2018, the Board of Directors voted to increase up to an additional $200,000 the amount to be secured by a to-be-placed third lien in favor of the Chairman of the Board, for amounts advanced by the Chairman on behalf of the Company, on the following terms and conditions, namely, that (i) the advance constitutes a lien on the Diamondhead Property with interest at 15% per annum; (ii) that the full interest of 15% per annum is payable during any calendar year in which all or part of the amount advanced is due and owing or interest due thereon remains unpaid; (iii) that this debt be evidenced by a separate promissory note and is to be included in and secured with a third lien that is to be placed on the Diamondhead Property to secure previous advances made to the Company (hereafter "the Third Lien"); (iv) that he be indemnified for any losses sustained on the sale of his common stock in an unrelated publicly-traded company to be sold to cover this advance based on a sales price of approximately $2.65 per share with a cap on the maximum loss per share to be at a sales price of $10.00 per share; and (v) that the Chairman's previous indemnification approved by the Board of Directors on July 24, 2017 with respect to any loss on the sale of the same stock also be capped at a maximum of $10.00 per share. The Chairman will provide the Company with the documentation required to document the sale of said stock and to calculate the losses on said stock for all amounts loaned to the Company from the sale of said stock.

In March of 2018, the Chairman advanced approximately $51,000 on the Company’s behalf to pay all costs required to file the Company’s annual report on Form 10-K with the Securities and Exchange Commission.

In March of 2018, the Board of Directors voted to increase to up to $100,000 the amount to be secured by a to-be-placed third lien in favor of the President of the Company for amounts advanced by the President on behalf of the Company, on the following terms and conditions, namely, that (i) she be paid interest of 15% per annum on the amount advanced and owing and that the full 15% interest per annum is payable during any calendar year in which all or part of the amount advanced and owing or interest due thereon remains unpaid; (ii) the obligation in the maximum principal amount of $100,000 with interest due thereon be treated as a secured debt of the Company, to be evidenced by a separate note and to be secured with a separate lien to be placed on the Diamondhead Property ("the Third Lien") together with the Chairman's Third Lien, as well as a first lien to be placed on the residential lot owned by the Company; (iii) that the Third Lien on the Diamondhead Property also include the two loans ($25,000 and $15,000) and interest due thereon and credit facilities in the maximum amount of $15,000; and (iv) that the foregoing will be treated as advances to be paid out of any subsequent incoming financing obtained by the Company or any amounts recovered by the Company from a defendant in that collection action brought by the Company in the Circuit Court of Montgomery County, Maryland (Case No. 426962-V).

In the first quarter of 2018, the President advanced approximately $3,200 to pay certain corporate expenses on behalf of the Company. The President is expected to pay additional corporate costs and expenses on behalf of the Company in 2018.